Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 10. Income Taxes

The consolidated provision for income taxes consists of the following:

	2011	2010	2009
Currently payable
Federal	$1,677,406	$2,788,069	$2,231,112
State	211,796	364,212	329,940

	1,889,202	3,152,281	2,583,125
Deferred tax benefit	(572,140)	(1,069,820)	(929,720)

Income tax expense	$1,317,062	$2,082,461	$1,631,332

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2011	2010	2009
Federal taxes based on statutory rate	$2,901,869	$3,143,298	$2,981,904
State income taxes, net of federal benefit	139,785	240,380	217,760
Tax-exempt investment interest	(1,201,271)	(1,222,904)	(1,178,432)
Other, net	(523,321)	(78,313)	(389,900)

Income tax expense	$1,317,062	$2,082,461	$1,631,332

At December 31, 2011 and 2010, net deferred tax assets consist of the following:

	2011	2010
Deferred tax assets
Allowance for loan losses	$2,492,167	$2,379,393
Deferred compensation liability	1,897,054	1,615,116
Unrealized loss on available-for-sale securities	—	1,307,540
Intangible assets	248,854	239,538
Other	620,117	490,175

Total	5,258,192	6,031,762

Deferred tax liabilities
Premises and equipment	1,279,130	1,098,487
Unrealized gain on available-for-sale securities	2,643,070	—
Other	211,923	430,736

Total	4,134,123	1,529,223

Net deferred tax asset	$1,124,069	$4,502,539

The net deferred tax asset of $1,124,069 and $4,502,539 at December 31, 2011 and 2010, respectively, is included in other assets. The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

As of December 31, 2011, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2011, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

The Company and its subsidiary file a consolidated U. S. federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2008 through 2011. The Company and its subsidiary’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2008 through 2011.